Life Insurance Operations (Reinsurance Benefits and Reinsurance Premiums Included in Life Insurance Premiums) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Policyholders Account In Life Insurance Business [Abstract]
Reinsurance benefits	¥ 3,617	¥ 4,023	¥ 2,298
Reinsurance premiums	¥ (6,993)	¥ (9,657)	¥ (11,530)